Borrowings - Additional Information (Details)	Jun. 30, 2019	Jun. 30, 2018
Three months ended
Debt Instrument [Line Items]
Annual weighted average interest rate	7.72%	7.57%
Six months ended
Debt Instrument [Line Items]
Annual weighted average interest rate	7.73%	7.50%